DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash equivalents	$ 0	$ 0
Allowance for uncollectible accounts receivable	49,191	38,022
Impairment of goodwill	0	0
Advertising costs	$ 220	$ 1,350
Two Customers | Accounts Receivable
Concentration risk	28.00%	0.00%
Telecommunications Network Minimum
Estimated useful life	20 years
Telecommunications Equipment | Minimum [Member]
Estimated useful life	7 years
Telecommunications Equipment | Maximum
Estimated useful life	10 years
Office Equipment [Member]
Estimated useful life	3 years